RELATED PARTY TRANSACTIONS - Board of Directors Compensation (Q3) (Details) - Director - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Value of shares issued for services rendered	$ 95,000	$ 82,500	$ 275,000	$ 255,833
Total	$ 120,000	$ 101,250	$ 360,000	$ 305,833
Common stock issued to board of directors (in shares)	3,647	3,929	12,168	11,022
Cash paid for services rendered
Related Party Transaction [Line Items]
Cash paid for services rendered	$ 25,000	$ 18,750	$ 85,000	$ 50,000